Fair Market Value Measurement	6 Months Ended
Jun. 30, 2023
Fair Market Value Measurement [Abstract]
FAIR MARKET VALUE MEASUREMENT

NOTE 6 – FAIR MARKET VALUE MEASUREMENT:

Fair market value hierarchy

The following tables detail the Company’s assets and liabilities, measured or disclosed at fair market value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair market value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of June 30, 2023:

	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	44	-
Non-tradable warrants of SAFE and Convertible Loan investors		4
Financial liability	-	29	-
Tradable warrants	361	-	-
Total	361	77	-

As of December 31, 2022:

	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	3	-
Non-tradable warrants of SAFE and Convertible Loan investors	-	35	-
Financial liability	-	26	-
Tradable warrants	304	-	-
Total	304	64	-

As of June 30, 2023, the fair market value measurement of the warrant’s securities in the table above was estimated using the Black-Scholes model, based on assumptions for the variable that are required as of the warrants’ valuation date.

The key inputs that were used in the both items of non-tradable warrants valuation were: a risk-free interest rate spread between 5.29% and 5.81%; expected volatility between 60.4%-66.1% an expected dividend yield of 0%; and an expected term of warrants of – 1.04-2.04 years.

As of December 31, 2022, the fair market value measurement of the SAFE and the warrant’s securities in the table above was estimated using the Black Scholes model, based on a variety of significant unobservable inputs- thus representing a level 2 measurement within the fair market value hierarchy.

The key inputs that were used in the both items of non-tradable warrants valuation were: a risk-free interest rate spread between 5.04% and 5.26%; expected volatility between 56.5%-57.8%; an expected dividend yield of 0%; and an expected term of warrants of 1.54-2.54 years.

The carrying amounts of trade and other receivables and trade and other payables are assumed to approximate their fair market values due to their short-term nature.